CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Net earnings (loss)	$ (42,670,000)	$ 364,400,000	$ 94,400,000	$ (81,988,000)
Foreign currency translation adjustment, net of tax	(530,000)	179,000	11,935,000	2,465,000
Pension and other benefit adjustments:
Net gain (loss) arising during the period, net of tax	7,279,000	4,510,000		(18,939,000)
Prior service credit arising during the period, net of tax		9,271,000	771,000	1,035,000
Amortization of net (gains) loss included in net periodic benefit costs, net of tax		(78,000)	987,000	5,000
Amortization of prior service credit included in net periodic benefit costs, net of tax			(448,000)	(984,000)
Settlement, net of tax	(15,000)
Unrealized gain (loss) on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax	1,915,000	(1,622,000)	(4,167,000)	(17,490,000)
Less: reclassification adjustment for (gains) loss included in investment expense (income), net of tax	(2,000)	925,000	(44,000)	17,696,000
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized holding gains arising during the period, net of tax	797,000	2,085,000
Holding gains reclassified to equity in earnings of non-consolidated entities		(510,000)
Other comprehensive income (loss)	9,444,000	14,760,000	9,034,000	(16,212,000)
Total comprehensive income (loss)	$ (33,226,000)	$ 379,160,000	$ 103,434,000	$ (98,200,000)